UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, DC 20549
FORM N-Q
QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY
Investment Company Act file number: 811-08837

THE SELECT SECTOR SPDR TRUST

(Exact name of registrant as specified in charter)
ONE LINCOLN STREET
BOSTON, MASSACHUSETTS 02111

(Address of principal executive offices)(Zip code)

(Name and Address of Agent for Service)	Copy to:

Jesse D. Hallee, Esq.	Leonard Mackey, Esq.
Vice President	Clifford Chance US LLP
State Street Bank and Trust Company	31 West 52nd Street
CHP/0326	New York, New York 10019
One Lincoln Street
Boston, MA 02111
Registrant’s telephone number, including area code: (303) 623-2577
Date of fiscal year end: September 30
Date of reporting period: December 31, 2013

Item 1.	Schedule of Investments.

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AUTO COMPONENTS — 3.4%
BorgWarner, Inc.	830,118	$46,411,897
Delphi Automotive PLC	1,021,562	61,426,523
Johnson Controls, Inc.	2,498,788	128,187,825
The Goodyear Tire & Rubber Co.	900,624	21,479,882

		257,506,127

AUTOMOBILES — 5.9%
Ford Motor Co.	14,388,931	222,021,205
General Motors Co. (a)	4,149,088	169,573,227
Harley-Davidson, Inc.	806,680	55,854,523

		447,448,955

DISTRIBUTORS — 0.6%
Genuine Parts Co.	564,555	46,965,330

DIVERSIFIED CONSUMER SERVICES — 0.5%
Graham Holdings Co. (Class B)	16,008	10,618,427
H&R Block, Inc.	998,388	28,993,187

		39,611,614

HOTELS, RESTAURANTS & LEISURE — 13.8%
Carnival Corp.	1,596,009	64,111,681
Chipotle Mexican Grill, Inc. (a)	112,581	59,980,905
Darden Restaurants, Inc. (b)	475,012	25,826,402
International Game Technology	908,313	16,494,964
Marriott International, Inc. (Class A)	819,592	40,455,061
McDonald’s Corp.	3,629,965	352,215,504
Starbucks Corp.	2,748,353	215,443,392
Starwood Hotels & Resorts Worldwide, Inc.	698,697	55,511,477
Wyndham Worldwide Corp.	475,483	35,038,342
Wynn Resorts, Ltd.	294,855	57,263,790
Yum! Brands, Inc.	1,626,906	123,010,363

		1,045,351,881

HOUSEHOLD DURABLES — 3.2%
D.R. Horton, Inc. (b)	1,035,836	23,119,860
Garmin, Ltd. (b)	448,577	20,733,229
Harman International Industries, Inc.	246,533	20,178,726
Leggett & Platt, Inc. (b)	518,082	16,029,457
Lennar Corp. (Class A) (b)	609,916	24,128,277
Mohawk Industries, Inc. (a)	222,683	33,157,499
Newell Rubbermaid, Inc.	1,052,769	34,120,243
Pulte Group, Inc. (b)	1,257,728	25,619,919
Whirlpool Corp.	286,406	44,925,645

		242,012,855

INTERNET & CATALOG RETAIL — 11.9%
Amazon.com, Inc. (a)	1,352,306	539,286,110
Expedia, Inc.	375,790	26,177,531
NetFlix, Inc. (a)	216,168	79,586,573
priceline.com, Inc. (a)	187,614	218,082,514
TripAdvisor, Inc. (a)	406,598	33,678,512

		896,811,240

LEISURE EQUIPMENT & PRODUCTS — 1.1%
Hasbro, Inc. (b)	420,930	23,155,359
Mattel, Inc.	1,234,765	58,750,119

		81,905,478

MEDIA — 29.5%
Cablevision Systems Corp. (b)	778,741	13,962,826
CBS Corp. (Class B)	2,035,939	129,770,752
Comcast Corp. (Class A)	9,506,682	494,014,730
DIRECTV (a)	1,783,247	123,204,535
Discovery Communications, Inc. (Class A) (a)	823,368	74,448,935
Gannett Co., Inc.	833,417	24,652,475
News Corp. (a)	1,813,223	32,674,278
Omnicom Group, Inc.	937,629	69,731,469
Scripps Networks Interactive (Class A)	398,874	34,466,702
The Interpublic Group of Cos., Inc.	1,518,623	26,879,627
The Walt Disney Co.	5,962,473	455,532,937
Time Warner Cable, Inc.	1,028,451	139,355,111
Time Warner, Inc.	3,300,839	230,134,495
Twenty-First Century Fox, Inc.	7,159,221	251,861,395
Viacom, Inc. (Class B)	1,480,786	129,331,849

		2,230,022,116

MULTILINE RETAIL — 5.6%
Dollar General Corp. (a)	1,074,930	64,839,778
Dollar Tree, Inc. (a)	759,983	42,878,241
Family Dollar Stores, Inc.	352,227	22,884,188
Kohl’s Corp.	734,372	41,675,611
Macy’s, Inc.	1,344,454	71,793,843
Nordstrom, Inc. (b)	522,016	32,260,589
Target Corp.	2,305,759	145,885,372

		422,217,622

SPECIALTY RETAIL — 17.6%
AutoNation, Inc. (a)	234,533	11,653,945
AutoZone, Inc. (a)	124,138	59,330,516
Bed Bath & Beyond, Inc. (a)	783,483	62,913,685
Best Buy Co., Inc.	997,013	39,760,878
CarMax, Inc. (a)	815,085	38,325,297
GameStop Corp. (Class A) (b)	426,125	20,990,917
L Brands, Inc.	887,791	54,909,873
Lowe’s Cos., Inc.	3,815,270	189,046,628
O’Reilly Automotive, Inc. (a)	391,538	50,394,856
PetSmart, Inc. (b)	376,699	27,404,852
Ross Stores, Inc.	790,015	59,195,824
Staples, Inc. (b)	2,408,004	38,263,184
The Gap, Inc.	966,607	37,775,002
The Home Depot, Inc.	5,137,838	423,049,581
Tiffany & Co.	401,122	37,216,099
TJX Cos., Inc.	2,594,524	165,349,015
Urban Outfitters, Inc. (a)	397,291	14,739,496

		1,330,319,648

TEXTILES, APPAREL & LUXURY GOODS — 6.7%
Coach, Inc.	1,023,138	57,428,736
Fossil Group, Inc. (a)	179,254	21,499,725
Michael Kors Holdings, Ltd. (a)	657,053	53,346,133
NIKE, Inc. (Class B)	2,725,848	214,360,687
PVH Corp.	297,298	40,438,474
Ralph Lauren Corp.	217,530	38,409,272
V.F. Corp.	1,282,489	79,950,364

		505,433,391

TOTAL COMMON STOCKS —
(Cost $6,675,569,965)		7,545,606,257

The Consumer Discretionary Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

SHORT TERM INVESTMENTS — 1.5%
MONEY MARKET FUNDS — 1.5%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	109,486,127	$109,486,127
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	4,279,018	4,279,018

TOTAL SHORT TERM INVESTMENTS —
(Cost $113,765,145)		113,765,145

TOTAL INVESTMENTS — 101.3% (f)
(Cost $6,789,335,110)		7,659,371,402
OTHER ASSETS & LIABILITIES — (1.3)%		(99,938,067)

NET ASSETS — 100.0%		$7,559,433,335

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Consumer Staples Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
BEVERAGES — 19.8%
Beam, Inc.	788,846	$53,688,859
Brown-Forman Corp. (Class B)	791,239	59,793,931
Coca-Cola Enterprises, Inc.	1,212,239	53,496,107
Constellation Brands, Inc. (Class A) (a)	1,041,115	73,273,674
Dr. Pepper Snapple Group, Inc. (b)	986,383	48,056,580
Molson Coors Brewing Co. (Class B)	825,102	46,329,477
Monster Beverage Corp. (a)	644,985	43,710,633
PepsiCo, Inc.	3,648,392	302,597,632
The Coca-Cola Co.	15,757,418	650,938,938

		1,331,885,831

FOOD & STAPLES RETAILING — 24.9%
Costco Wholesale Corp.	1,889,821	224,907,597
CVS Caremark Corp.	5,078,283	363,452,714
Safeway, Inc. (b)	1,430,154	46,580,116
Sysco Corp. (b)	2,650,995	95,700,919
The Kroger Co.	2,442,467	96,550,721
Wal-Mart Stores, Inc.	6,712,952	528,242,193
Walgreen Co.	3,852,161	221,268,128
Whole Foods Market, Inc.	1,704,729	98,584,478

		1,675,286,866

FOOD PRODUCTS — 17.2%
Archer-Daniels-Midland Co.	2,973,161	129,035,187
Campbell Soup Co. (b)	953,884	41,284,099
ConAgra Foods, Inc.	2,030,567	68,430,108
General Mills, Inc.	2,812,845	140,389,094
Hormel Foods Corp.	787,556	35,573,905
Kellogg Co.	1,210,211	73,907,586
Kraft Foods Group, Inc.	2,467,705	133,058,654
McCormick & Co., Inc.	662,631	45,668,528
Mead Johnson Nutrition Co.	914,666	76,612,424
Mondelez International, Inc. (Class A)	6,861,309	242,204,208
The Hershey Co.	720,330	70,037,686
The J.M. Smucker Co.	520,582	53,942,707
Tyson Foods, Inc. (Class A) (b)	1,480,489	49,537,162

		1,159,681,348

HOUSEHOLD PRODUCTS — 20.7%
Colgate-Palmolive Co.	3,776,952	246,295,040
Kimberly-Clark Corp.	1,666,198	174,051,043
The Clorox Co. (b)	631,898	58,614,858
The Procter & Gamble Co.	11,278,263	918,163,391

		1,397,124,332

PERSONAL PRODUCTS — 1.9%
Avon Products, Inc.	2,249,297	38,732,895
The Estee Lauder Cos., Inc. (Class A)	1,208,947	91,057,888

		129,790,783

TOBACCO — 15.2%
Altria Group, Inc.	7,504,982	288,116,259
Lorillard, Inc.	1,678,915	85,087,412
Philip Morris International, Inc.	6,647,415	579,189,269
Reynolds American, Inc.	1,449,898	72,480,401

		1,024,873,341

TOTAL COMMON STOCKS —
(Cost $6,596,809,856)		6,718,642,501

SHORT TERM INVESTMENTS — 0.9%
MONEY MARKET FUNDS — 0.9%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	62,446,896	62,446,896
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	2,087,652	2,087,652

TOTAL SHORT TERM INVESTMENTS —
(Cost $64,534,548)		64,534,548

TOTAL INVESTMENTS — 100.6% (f)
(Cost $6,661,344,404)		6,783,177,049
OTHER ASSETS & LIABILITIES — (0.6)%		(41,902,135)

NET ASSETS — 100.0%		$6,741,274,914

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Energy Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.9%
ENERGY EQUIPMENT & SERVICES — 21.0%
Baker Hughes, Inc.	2,722,118	$150,424,241
Cameron International Corp. (a)	1,765,753	105,115,276
Diamond Offshore Drilling, Inc. (b)	531,662	30,262,201
Ensco PLC (Class A)	1,077,511	61,612,079
FMC Technologies, Inc. (a)	1,965,130	102,599,437
Halliburton Co.	4,707,461	238,903,646
Helmerich & Payne, Inc.	492,679	41,424,450
Nabors Industries, Ltd.	2,220,424	37,725,004
National-Oilwell Varco, Inc.	2,517,739	200,235,782
Noble Corp.	1,168,427	43,780,960
Rowan Cos., PLC (Class A) (a)	1,550,230	54,816,133
Schlumberger, Ltd.	6,374,976	574,449,087
Transocean, Ltd. (b)	1,564,076	77,296,636

		1,718,644,932

OIL, GAS & CONSUMABLE FUELS — 78.9%
Anadarko Petroleum Corp.	2,715,715	215,410,514
Apache Corp.	2,132,518	183,268,597
Cabot Oil & Gas Corp.	4,232,616	164,056,196
Chesapeake Energy Corp. (b)	3,112,202	84,465,162
Chevron Corp.	9,101,052	1,136,812,405
ConocoPhillips	4,196,006	296,447,824
CONSOL Energy, Inc.	1,690,065	64,290,073
Denbury Resources, Inc. (a)	3,419,021	56,174,515
Devon Energy Corp.	2,041,695	126,319,670
EOG Resources, Inc.	1,542,690	258,925,090
EQT Corp.	694,639	62,364,689
Exxon Mobil Corp.	13,658,978	1,382,288,574
Hess Corp.	1,637,889	135,944,787
Kinder Morgan, Inc./Delaware	3,119,843	112,314,348
Marathon Oil Corp.	3,788,445	133,732,109
Marathon Petroleum Corp.	1,393,277	127,805,299
Murphy Oil Corp.	1,100,190	71,380,327
Newfield Exploration Co. (a)	624,615	15,384,267
Noble Energy, Inc.	2,268,653	154,517,956
Occidental Petroleum Corp.	3,260,710	310,093,521
Peabody Energy Corp.	1,832,017	35,779,292
Phillips 66	2,776,576	214,157,307
Pioneer Natural Resources Co.	1,498,940	275,909,886
QEP Resources, Inc.	830,028	25,440,358
Range Resources Corp.	1,188,932	100,238,857
Southwestern Energy Co. (a)	2,073,933	81,567,785
Spectra Energy Corp.	4,167,928	148,461,595
Tesoro Corp.	1,935,101	113,203,409
The Williams Cos., Inc.	4,469,276	172,379,975
Valero Energy Corp.	3,494,265	176,110,956
WPX Energy, Inc. (a)(b)	924,506	18,841,432

		6,454,086,775

TOTAL COMMON STOCKS —
(Cost $8,430,742,309)		8,172,731,707

SHORT TERM INVESTMENTS — 1.1%
MONEY MARKET FUNDS — 1.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	85,425,062	85,425,062
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	6,124,740	6,124,740

TOTAL SHORT TERM INVESTMENTS —
(Cost $91,549,802)		91,549,802

TOTAL INVESTMENTS — 101.0% (f)
(Cost $8,522,292,111)		8,264,281,509
OTHER ASSETS & LIABILITIES — (1.0)%		(83,336,023)

NET ASSETS — 100.0%		$8,180,945,486

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CAPITAL MARKETS — 13.8%
Ameriprise Financial, Inc.	1,244,613	$143,192,726
BlackRock, Inc.	812,765	257,215,739
E*TRADE Financial Corp. (a)	1,837,364	36,085,829
Franklin Resources, Inc.	2,582,423	149,083,280
Invesco, Ltd.	2,830,794	103,040,902
Legg Mason, Inc.	678,835	29,515,746
Morgan Stanley	8,862,401	277,924,895
Northern Trust Corp.	1,437,072	88,940,386
State Street Corp. (b)	2,808,239	206,096,660
T. Rowe Price Group, Inc.	1,669,117	139,821,931
The Bank of New York Mellon Corp.	7,346,922	256,701,455
The Charles Schwab Corp.	7,422,423	192,982,998
The Goldman Sachs Group, Inc.	2,696,586	477,996,834

		2,358,599,381

COMMERCIAL BANKS — 17.2%
BB&T Corp.	4,509,511	168,294,951
Comerica, Inc.	1,170,137	55,628,313
Fifth Third Bancorp	5,647,140	118,759,354
Huntington Bancshares, Inc.	5,312,797	51,268,491
KeyCorp	5,735,674	76,972,745
M & T Bank Corp. (c)	834,092	97,104,991
PNC Financial Services Group, Inc.	3,403,909	264,075,260
Regions Financial Corp.	8,811,791	87,148,613
SunTrust Banks, Inc.	3,423,951	126,035,636
U.S. Bancorp	11,682,148	471,958,779
Wells Fargo & Co.	30,662,924	1,392,096,750
Zions Bancorporation	1,181,221	35,389,381

		2,944,733,264

CONSUMER FINANCE — 6.2%
American Express Co.	5,893,218	534,691,669
Capital One Financial Corp.	3,688,047	282,541,281
Discover Financial Services	3,063,988	171,430,129
SLM Corp.	2,787,923	73,266,616

		1,061,929,695

DIVERSIFIED FINANCIAL SERVICES — 32.1%
Bank of America Corp.	68,228,445	1,062,316,889
Berkshire Hathaway, Inc. (Class B) (a)	11,515,199	1,365,241,993
Citigroup, Inc.	19,401,396	1,011,006,746
CME Group, Inc.	2,016,525	158,216,551
IntercontinentalExchange Group, Inc.	735,826	165,501,984
JPMorgan Chase & Co.	24,047,109	1,406,274,934
Leucadia National Corp.	2,002,220	56,742,915
McGraw Hill Financial, Inc.	1,732,247	135,461,715
Moody’s Corp.	1,210,597	94,995,547
The Nasdaq OMX Group, Inc.	738,635	29,397,673

		5,485,156,947

INSURANCE — 18.6%
ACE, Ltd.	2,175,270	225,205,703
Aflac, Inc.	2,981,640	199,173,552
American International Group, Inc.	9,418,573	480,818,152
Aon PLC	1,925,576	161,536,571
Assurant, Inc.	465,223	30,876,850
Cincinnati Financial Corp.	943,059	49,388,000
Genworth Financial, Inc. (Class A) (a)	3,161,544	49,098,778
Hartford Financial Services Group, Inc.	2,859,816	103,611,134
Lincoln National Corp.	1,678,010	86,618,876
Loews Corp.	1,956,448	94,379,051
Marsh & McLennan Cos., Inc.	3,510,646	169,774,841
MetLife, Inc.	7,171,299	386,676,442
Principal Financial Group, Inc.	1,751,177	86,350,538
Prudential Financial, Inc.	2,961,490	273,108,608
The Allstate Corp.	2,909,396	158,678,458
The Chubb Corp.	1,610,391	155,612,082
The Progressive Corp.	3,535,751	96,419,930
The Travelers Cos., Inc.	2,328,723	210,842,580
Torchmark Corp. (c)	578,391	45,201,257
Unum Group	1,670,616	58,605,209
XL Group PLC	1,809,117	57,602,285

		3,179,578,897

REAL ESTATE INVESTMENT TRUSTS (REITS) — 11.3%
American Tower Corp.	2,526,316	201,650,543
Apartment Investment & Management Co. (Class A)	933,019	24,174,522
AvalonBay Communities, Inc.	777,805	91,959,885
Boston Properties, Inc.	978,177	98,179,625
Equity Residential	2,142,531	111,133,083
General Growth Properties, Inc.	3,438,634	69,013,384
HCP, Inc.	2,920,068	106,056,870
Health Care REIT, Inc.	1,846,576	98,921,076
Host Hotels & Resorts, Inc.	4,838,176	94,054,141
Kimco Realty Corp.	2,620,933	51,763,427
Plum Creek Timber Co., Inc.	1,131,473	52,624,809
ProLogis, Inc.	3,187,842	117,790,762
Public Storage, Inc.	923,832	139,055,193
Simon Property Group, Inc.	1,985,129	302,057,229
The Macerich Co.	899,230	52,955,655
Ventas, Inc.	1,881,024	107,745,055
Vornado Realty Trust	1,112,683	98,795,124
Weyerhaeuser Co.	3,727,993	117,692,739

		1,935,623,122

REAL ESTATE MANAGEMENT & DEVELOPMENT — 0.3%
CBRE Group, Inc. (a)	1,775,912	46,706,486

THRIFTS & MORTGAGE FINANCE — 0.3%
Hudson City Bancorp, Inc.	3,041,872	28,684,853
People’s United Financial, Inc. (c)	2,032,846	30,736,632

		59,421,485

TOTAL COMMON STOCKS —
(Cost $15,622,321,135)		17,071,749,277

SHORT TERM INVESTMENTS — 0.5%
MONEY MARKET FUNDS — 0.5%
State Street Navigator Securities Lending Prime Portfolio (d)(e)	60,125,886	60,125,886

The Financial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Security Description	Shares	Value

State Street Institutional Liquid Reserves Fund 0.06% (e)(f)	17,443,012	$17,443,012

TOTAL SHORT TERM INVESTMENTS —
(Cost $77,568,898)		77,568,898

TOTAL INVESTMENTS — 100.3% (g)
(Cost $15,699,890,033)		17,149,318,175
OTHER ASSETS & LIABILITIES — (0.3)%		(45,252,395)

NET ASSETS — 100.0%		$17,104,065,780

(a)	Non-income producing security.
(b)	Affiliated Issuer. (See accompanying Notes to Schedules of Investments)
(c)	A portion of the security was on loan at December 31, 2013.
(d)	Investments of cash collateral for securities loaned.
(e)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(f)	The rate shown is the annualized seven-day yield at period end.
(g)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Health Care Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
BIOTECHNOLOGY — 18.7%
Alexion Pharmaceuticals, Inc. (a)	781,910	$104,040,945
Amgen, Inc.	3,003,441	342,872,825
Biogen Idec, Inc. (a)	963,139	269,438,135
Celgene Corp. (a)	1,639,587	277,024,619
Gilead Sciences, Inc. (a)	6,115,878	459,608,232
Regeneron Pharmaceuticals, Inc. (a)	312,017	85,879,559
Vertex Pharmaceuticals, Inc. (a)	929,055	69,028,786

		1,607,893,101

HEALTH CARE EQUIPMENT & SUPPLIES — 13.0%
Baxter International, Inc.	2,196,109	152,739,381
Becton, Dickinson and Co. (b)	797,348	88,098,981
Boston Scientific Corp. (a)	5,375,289	64,610,974
C.R. Bard, Inc.	330,793	44,306,414
CareFusion Corp. (a)	855,157	34,052,352
Covidien PLC	1,833,887	124,887,705
DENTSPLY International, Inc.	567,840	27,528,883
Edwards Lifesciences Corp. (a)(b)	436,136	28,680,303
Intuitive Surgical, Inc. (a)	151,666	58,251,877
Medtronic, Inc.	3,995,293	229,289,865
St. Jude Medical, Inc.	1,194,764	74,015,630
Stryker Corp.	1,199,006	90,093,311
Varian Medical Systems, Inc. (a)	421,493	32,745,791
Zimmer Holdings, Inc.	689,227	64,229,064

		1,113,530,531

HEALTH CARE PROVIDERS & SERVICES — 16.1%
Aetna, Inc.	1,505,170	103,239,610
AmerisourceBergen Corp.	958,881	67,418,923
Cardinal Health, Inc.	1,371,299	91,616,486
CIGNA Corp.	1,140,085	99,734,636
DaVita, Inc. (a)	704,074	44,617,169
Express Scripts Holding Co. (a)	3,382,937	237,617,495
Humana, Inc.	672,203	69,384,794
Laboratory Corp. of America Holdings (a)(b)	348,433	31,836,323
McKesson Corp.	943,860	152,339,004
Patterson Cos., Inc.	331,818	13,670,902
Quest Diagnostics, Inc. (b)	601,185	32,187,445
Tenet Healthcare Corp. (a)	421,605	17,758,003
UnitedHealth Group, Inc.	4,047,638	304,787,141
WellPoint, Inc.	1,209,364	111,733,140

		1,377,941,071

HEALTH CARE TECHNOLOGY — 0.8%
Cerner Corp. (a)	1,179,961	65,771,026

LIFE SCIENCES TOOLS & SERVICES — 4.0%
Agilent Technologies, Inc.	1,322,790	75,650,360
Life Technologies Corp. (a)	688,993	52,225,670
PerkinElmer, Inc.	447,035	18,431,253
Thermo Fisher Scientific, Inc. (b)	1,437,368	160,050,927
Waters Corp. (a)	339,990	33,999,000

		340,357,210

PHARMACEUTICALS — 47.2%
Abbott Laboratories	5,226,852	200,345,237
AbbVie, Inc.	6,345,480	335,104,799
Actavis PLC (a)	729,255	122,514,840
Allergan, Inc.	1,216,307	135,107,382
Bristol-Myers Squibb Co.	6,596,663	350,612,638
Eli Lilly & Co.	3,952,559	201,580,509
Forest Laboratories, Inc. (a)	953,894	57,262,257
Hospira, Inc. (a)	660,957	27,284,305
Johnson & Johnson	11,253,445	1,030,703,028
Merck & Co., Inc.	11,653,640	583,264,682
Mylan, Inc. (a)	1,526,924	66,268,502
Perrigo Co. PLC	530,775	81,452,731
Pfizer, Inc.	25,839,402	791,460,883
Zoetis, Inc.	1,999,350	65,358,751

		4,048,320,544

TOTAL COMMON STOCKS —
(Cost $7,605,923,826)		8,553,813,483

SHORT TERM INVESTMENTS — 1.1%
MONEY MARKET FUNDS — 1.1%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	87,361,955	87,361,955
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	6,885,572	6,885,572

TOTAL SHORT TERM INVESTMENTS —
(Cost $94,247,527)		94,247,527

TOTAL INVESTMENTS — 100.9% (f)
(Cost $7,700,171,353)		8,648,061,010
OTHER ASSETS & LIABILITIES — (0.9)%		(77,734,833)

NET ASSETS — 100.0%		$8,570,326,177

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
AEROSPACE & DEFENSE — 25.8%
General Dynamics Corp.	1,901,875	$181,724,156
Honeywell International, Inc.	4,324,548	395,133,951
L-3 Communications Holdings, Inc.	462,987	49,474,791
Lockheed Martin Corp.	1,488,313	221,252,610
Northrop Grumman Corp.	1,253,336	143,644,839
Precision Castparts Corp.	758,492	204,261,896
Raytheon Co.	1,826,429	165,657,110
Rockwell Collins, Inc.	912,113	67,423,393
Textron, Inc.	1,833,763	67,409,128
The Boeing Co.	3,772,007	514,841,235
United Technologies Corp.	4,581,262	521,347,616

		2,532,170,725

AIR FREIGHT & LOGISTICS — 7.5%
C.H. Robinson Worldwide, Inc. (a)	792,647	46,243,026
Expeditors International of Washington, Inc.	1,075,396	47,586,273
FedEx Corp.	1,667,002	239,664,877
United Parcel Service, Inc. (Class B)	3,802,400	399,556,192

		733,050,368

AIRLINES — 2.0%
Delta Air Lines, Inc.	4,470,183	122,795,927
Southwest Airlines Co.	3,991,202	75,194,246

		197,990,173

BUILDING PRODUCTS — 0.7%
Allegion PLC (b)	469,991	20,768,902
Masco Corp.	2,069,962	47,133,035

		67,901,937

COMMERCIAL SERVICES & SUPPLIES — 3.5%
Cintas Corp. (a)	635,052	37,842,748
Iron Mountain, Inc. (a)	886,525	26,906,034
Pitney Bowes, Inc. (a)	1,205,889	28,097,214
Republic Services, Inc.	1,414,141	46,949,481
Stericycle, Inc. (b)	447,536	51,990,257
The ADT Corp. (a)	1,041,689	42,157,154
Waste Management, Inc.	2,487,215	111,601,337

		345,544,225

CONSTRUCTION & ENGINEERING — 1.8%
Fluor Corp.	1,240,941	99,635,153
Jacobs Engineering Group, Inc. (b)	688,020	43,338,380
Quanta Services, Inc. (b)	1,127,390	35,580,428

		178,553,961

ELECTRICAL EQUIPMENT — 7.7%
AMETEK, Inc.	1,275,706	67,191,435
Eaton Corp. PLC	3,030,419	230,675,494
Emerson Electric Co.	3,894,546	273,319,238
Rockwell Automation, Inc.	937,268	110,747,587
Roper Industries, Inc.	518,761	71,941,776

		753,875,530

INDUSTRIAL CONGLOMERATES — 19.9%
3M Co.	3,426,788	480,607,017
Danaher Corp.	3,517,528	271,553,162
General Electric Co.	39,135,141	1,096,958,002
Tyco International, Ltd.	2,430,275	99,738,486

		1,948,856,667

MACHINERY — 18.0%
Caterpillar, Inc. (a)	3,545,068	321,927,625
Cummins, Inc.	1,676,430	236,326,337
Deere & Co. (a)	2,233,005	203,940,347
Dover Corp.	1,075,890	103,866,421
Flowserve Corp.	728,592	57,434,907
Illinois Tool Works, Inc.	2,267,469	190,648,793
Ingersoll-Rand PLC	1,399,695	86,221,212
Joy Global, Inc. (a)	553,518	32,375,268
PACCAR, Inc.	2,151,567	127,308,219
Pall Corp.	847,988	72,375,776
Parker-Hannifin Corp.	983,268	126,487,596
Pentair, Ltd.	1,041,218	80,871,402
Snap-on, Inc.	303,417	33,230,230
Stanley Black & Decker, Inc.	811,160	65,452,500
Xylem, Inc.	965,594	33,409,552

		1,771,876,185

PROFESSIONAL SERVICES — 1.9%
Dun & Bradstreet Corp. (a)	199,346	24,469,721
Equifax, Inc.	864,937	59,758,497
Nielsen Holdings NV	1,321,783	60,656,622
Robert Half International, Inc.	1,023,042	42,957,534

		187,842,374

ROAD & RAIL — 9.2%
CSX Corp.	6,383,556	183,654,906
Kansas City Southern	574,533	71,144,421
Norfolk Southern Corp.	1,894,621	175,877,668
Ryder System, Inc.	499,029	36,818,360
Union Pacific Corp.	2,618,848	439,966,464

		907,461,819

TRADING COMPANIES & DISTRIBUTORS — 1.8%
Fastenal Co. (a)	1,423,106	67,611,766
W.W. Grainger, Inc.	423,030	108,050,323

		175,662,089

TOTAL COMMON STOCKS —
(Cost $8,863,989,281)		9,800,786,053

SHORT TERM INVESTMENTS — 2.7%
MONEY MARKET FUNDS — 2.7%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	257,128,755	257,128,755
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	9,238,710	9,238,710

TOTAL SHORT TERM INVESTMENTS —
(Cost $266,367,465)		266,367,465

TOTAL INVESTMENTS — 102.5% (f)
(Cost $9,130,356,746)		10,067,153,518
OTHER ASSETS & LIABILITIES — (2.5)%		(242,906,653)

NET ASSETS — 100.0%		$9,824,246,865

The Industrial Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Materials Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.8%
CHEMICALS — 72.6%
Air Products & Chemicals, Inc.	1,545,558	$172,762,473
Airgas, Inc.	488,279	54,614,006
CF Industries Holdings, Inc.	420,271	97,939,954
E.I. du Pont de Nemours & Co.	6,757,285	439,020,806
Eastman Chemical Co.	1,128,318	91,055,263
Ecolab, Inc.	1,874,735	195,478,618
FMC Corp.	978,415	73,831,196
International Flavors & Fragrances, Inc.	599,789	51,569,858
LyondellBasell Industries NV (Class A)	3,187,275	255,874,437
Monsanto Co.	3,836,581	447,153,516
PPG Industries, Inc.	1,038,829	197,024,308
Praxair, Inc.	2,147,793	279,277,524
Sigma-Aldrich Corp. (a)	877,814	82,523,294
The Dow Chemical Co.	8,849,598	392,922,151
The Mosaic Co.	2,495,041	117,940,588
The Sherwin-Williams Co.	630,553	115,706,476

		3,064,694,468

CONSTRUCTION MATERIALS — 1.4%
Vulcan Materials Co. (a)	956,242	56,819,900

CONTAINERS & PACKAGING — 6.2%
Avery Dennison Corp.	704,920	35,379,935
Ball Corp.	1,064,143	54,973,627
Bemis Co., Inc. (a)	760,895	31,166,259
MeadWestvaco Corp.	1,309,051	48,343,254
Owens-Illinois, Inc. (b)	1,218,136	43,584,906
Sealed Air Corp.	1,447,543	49,288,839

		262,736,820

METALS & MINING — 15.8%
Alcoa, Inc. (a)	7,853,437	83,482,035
Allegheny Technologies, Inc. (a)	802,110	28,579,179
Cliffs Natural Resources, Inc. (a)	1,141,567	29,920,471
Freeport-McMoRan Copper & Gold, Inc.	7,574,798	285,872,876
Newmont Mining Corp.	3,646,684	83,983,133
Nucor Corp.	2,330,554	124,404,973
United States Steel Corp. (a)	1,077,384	31,782,828

		668,025,495

PAPER & FOREST PRODUCTS — 3.8%
International Paper Co.	3,245,400	159,121,962

TOTAL COMMON STOCKS —
(Cost $4,103,295,508)		4,211,398,645

SHORT TERM INVESTMENTS — 2.0%
MONEY MARKET FUNDS — 2.0%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	82,096,637	82,096,637
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	2,329,819	2,329,819

TOTAL SHORT TERM INVESTMENTS —
(Cost $84,426,456)		84,426,456

TOTAL INVESTMENTS — 101.8% (f)
(Cost $4,187,721,964)		4,295,825,101
OTHER ASSETS & LIABILITIES — (1.8)%		(77,139,188)

NET ASSETS — 100.0%		$4,218,685,913

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Non-income producing security.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.7%
COMMUNICATIONS EQUIPMENT — 8.3%
Cisco Systems, Inc.	20,217,440	$453,881,528
F5 Networks, Inc. (a)	291,415	26,477,967
Harris Corp.	439,355	30,671,373
Juniper Networks, Inc. (a)	1,961,871	44,279,428
Motorola Solutions, Inc.	891,581	60,181,717
QUALCOMM, Inc.	6,426,939	477,200,221

		1,092,692,234

COMPUTERS & PERIPHERALS — 19.3%
Apple, Inc.	3,402,235	1,909,028,081
EMC Corp.	7,885,261	198,314,314
Hewlett-Packard Co.	6,032,023	168,776,003
NetApp, Inc.	1,350,554	55,561,792
SanDisk Corp.	931,950	65,739,753
Seagate Technology PLC	1,233,217	69,257,467
Western Digital Corp.	840,343	70,504,778

		2,537,182,188

DIVERSIFIED TELECOMMUNICATION SERVICES — 10.3%
AT&T, Inc.	19,920,229	700,395,252
CenturyLink, Inc. (b)	2,338,399	74,478,008
Frontier Communications Corp. (b)	4,650,022	21,622,602
Verizon Communications, Inc.	10,879,338	534,610,669
Windstream Holdings, Inc. (b)	2,546,104	20,317,910

		1,351,424,441

ELECTRONIC EQUIPMENT, INSTRUMENTS & COMPONENTS — 2.1%
Amphenol Corp. (Class A)	641,476	57,206,830
Corning, Inc.	5,580,163	99,438,505
FLIR Systems, Inc.	609,854	18,356,605
Jabil Circuit, Inc.	859,083	14,982,407
TE Connectivity, Ltd.	1,551,723	85,515,455

		275,499,802

INTERNET SOFTWARE & SERVICES — 15.1%
Akamai Technologies, Inc. (a)	763,201	36,007,823
eBay, Inc. (a)	4,481,556	245,992,609
Facebook, Inc. (Class A) (a)	6,224,072	340,207,776
Google, Inc. (Class A) (a)	1,061,144	1,189,234,692
VeriSign, Inc. (a)(b)	534,308	31,940,932
Yahoo!, Inc. (a)	3,646,553	147,466,603

		1,990,850,435

IT SERVICES — 17.6%
Accenture PLC (Class A)	2,403,922	197,650,467
Alliance Data Systems Corp. (a)(b)	183,850	48,339,681
Automatic Data Processing, Inc.	1,862,458	150,505,231
Cognizant Technology Solutions Corp. (Class A) (a)	1,190,447	120,211,338
Computer Sciences Corp.	585,178	32,699,747
Fidelity National Information Services, Inc.	1,204,073	64,634,639
Fiserv, Inc. (a)	1,034,910	61,111,436
International Business Machines Corp.	3,859,678	723,959,802
MasterCard, Inc. (Class A)	400,546	334,640,161
Paychex, Inc.	1,284,315	58,474,862
Teradata Corp. (a)	692,705	31,511,150
The Western Union Co. (b)	2,146,629	37,029,350
Total System Services, Inc.	737,969	24,559,608
Visa, Inc. (Class A)	1,925,585	428,789,268

		2,314,116,740

OFFICE ELECTRONICS — 0.4%
Xerox Corp.	4,659,795	56,709,705

SEMICONDUCTORS & SEMICONDUCTOR EQUIPMENT — 9.3%
Altera Corp.	1,300,392	42,301,752
Analog Devices, Inc.	1,242,633	63,287,299
Applied Materials, Inc.	4,670,267	82,617,023
Broadcom Corp. (Class A)	2,113,551	62,666,787
First Solar, Inc. (a)(b)	268,727	14,683,243
Intel Corp.	16,029,103	416,115,514
KLA-Tencor Corp.	674,750	43,494,385
Lam Research Corp. (a)	610,628	33,248,695
Linear Technology Corp. (b)	946,782	43,125,920
LSI Corp.	2,303,344	25,382,851
Microchip Technology, Inc. (b)	816,384	36,533,184
Micron Technology, Inc. (a)	4,234,461	92,141,871
NVIDIA Corp.	2,299,975	36,845,599
Texas Instruments, Inc.	4,202,310	184,523,432
Xilinx, Inc.	1,081,953	49,683,282

		1,226,650,837

SOFTWARE — 16.6%
Adobe Systems, Inc. (a)	1,804,895	108,077,113
Autodesk, Inc. (a)	935,994	47,108,578
CA, Inc.	1,286,410	43,287,697
Citrix Systems, Inc. (a)	747,478	47,277,983
Electronic Arts, Inc. (a)(b)	1,275,673	29,263,939
Intuit, Inc.	1,131,687	86,370,352
Microsoft Corp.	28,725,694	1,075,202,726
Oracle Corp.	13,343,839	510,535,280
Red Hat, Inc. (a)	775,832	43,477,625
Salesforce.com, Inc. (a)	2,252,230	124,300,574
Symantec Corp.	2,725,431	64,265,663

		2,179,167,530

WIRELESS TELECOMMUNICATION SERVICES — 0.7%
Crown Castle International Corp. (a)	1,263,221	92,758,318

TOTAL COMMON STOCKS —
(Cost $11,584,844,180)		13,117,052,230

SHORT TERM INVESTMENTS — 1.4%
MONEY MARKET FUNDS — 1.4%
State Street Navigator Securities Lending Prime Portfolio (c)(d)	146,328,922	146,328,922
State Street Institutional Liquid Reserves Fund 0.06% (d)(e)	33,929,215	33,929,215

TOTAL SHORT TERM INVESTMENTS —
(Cost $180,258,137)		180,258,137

TOTAL INVESTMENTS — 101.1% (f)
(Cost $11,765,102,317)		13,297,310,367
OTHER ASSETS & LIABILITIES — (1.1)%		(146,736,717)

NET ASSETS — 100.0%		$13,150,573,650

The Technology Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

(a)	Non-income producing security.
(b)	A portion of the security was on loan at December 31, 2013.
(c)	Investments of cash collateral for securities loaned.
(d)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(e)	The rate shown is the annualized seven-day yield at period end.
(f)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

The Utilities Select Sector SPDR Fund
SCHEDULE OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Description	Shares	Value

COMMON STOCKS — 99.6%
ELECTRIC UTILITIES — 54.3%
American Electric Power Co., Inc.	4,582,740	$214,197,268
Duke Energy Corp.	6,096,753	420,736,924
Edison International	3,063,743	141,851,301
Entergy Corp.	1,669,389	105,622,242
Exelon Corp.	8,022,280	219,730,249
FirstEnergy Corp.	3,915,417	129,130,453
NextEra Energy, Inc.	4,031,106	345,143,296
Northeast Utilities	2,949,930	125,047,533
Pepco Holdings, Inc. (a)	2,371,683	45,370,296
Pinnacle West Capital Corp.	1,054,206	55,788,581
PPL Corp.	5,922,910	178,220,362
Southern Co.	8,253,578	339,304,592
Xcel Energy, Inc.	4,699,125	131,293,552

		2,451,436,649

GAS UTILITIES — 3.8%
AGL Resources, Inc.	1,112,004	52,519,949
Oneok, Inc.	1,931,276	120,086,742

		172,606,691

INDEPENDENT POWER PRODUCERS & ENERGY TRADERS — 3.9%
NRG Energy, Inc.	3,027,826	86,959,163
The AES Corp.	6,183,772	89,726,531

		176,685,694

MULTI-UTILITIES — 37.6%
Ameren Corp.	2,290,621	82,828,855
CenterPoint Energy, Inc.	4,070,024	94,343,156
CMS Energy Corp.	2,544,949	68,128,285
Consolidated Edison, Inc.	2,760,936	152,624,542
Dominion Resources, Inc.	5,433,839	351,515,045
DTE Energy Co.	1,674,089	111,142,769
Integrys Energy Group, Inc. (a)	761,308	41,422,768
NiSource, Inc.	2,978,995	97,949,355
PG&E Corp.	4,227,638	170,289,259
Public Service Enterprise Group, Inc.	4,735,988	151,741,055
SCANA Corp.	1,315,695	61,745,566
Sempra Energy	2,139,393	192,031,916
TECO Energy, Inc. (a)	1,962,340	33,830,742
Wisconsin Energy Corp. (a)	2,120,893	87,677,717

		1,697,271,030

TOTAL COMMON STOCKS —
(Cost $4,996,192,896)		4,498,000,064

SHORT TERM INVESTMENTS — 1.7%
MONEY MARKET FUNDS — 1.7%
State Street Navigator Securities Lending Prime Portfolio (b)(c)	67,749,178	67,749,178
State Street Institutional Liquid Reserves Fund 0.06% (c)(d)	7,795,220	7,795,220

TOTAL SHORT TERM INVESTMENTS —
(Cost $75,544,398)		75,544,398

TOTAL INVESTMENTS — 101.3% (e)
(Cost $5,071,737,294)		4,573,544,462
OTHER ASSETS & LIABILITIES — (1.3)%		(58,843,791)

NET ASSETS — 100.0%		$4,514,700,671

(a)	A portion of the security was on loan at December 31, 2013.
(b)	Investments of cash collateral for securities loaned.
(c)	Affiliated Fund managed by SSgA Funds Management, Inc. (See accompanying Notes to Schedules of Investments)
(d)	The rate shown is the annualized seven-day yield at period end.
(e)	The values of the securities of the Fund are determined based on Level 1 inputs. (See accompanying Notes to Schedules of Investments)

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS
December 31, 2013 (Unaudited)

Security Valuation

The value of each Fund’s portfolio securities is based on the market price of the securities, which generally means a valuation obtained from an exchange or other market (or based on a price quotation or other equivalent indication of value supplied by an exchange or other market) or a valuation obtained from an independent pricing service. Investments in open-end investment companies are valued at their net asset value each business day. If a security’s market price is not readily available or does not otherwise accurately reflect the fair value of the security, the security will be valued by another method that the Board of Trustees of the Trust (the “Board”) believes will better reflect fair value in accordance with the Trust’s valuation policies and procedures. The Board has delegated the process of valuing securities for which market quotations are not readily available or do not otherwise accurately reflect the fair value of the security to the Pricing and Investment Committee (the “Committee”). The Committee, subject to oversight by the Board, may use fair value pricing in a variety of circumstances, including, but not limited to, situations when trading in a security has been suspended or halted. Fair value pricing involves subjective judgments and it is possible that the fair value determination for a security is materially different than the value that could be received on the sale of the security.

The Funds continue to follow the authoritative guidance for fair value measurements and the fair value option for financial assets and financial liabilities. The guidance establishes a hierarchy for inputs used in measuring fair value that maximizes the use of observable inputs and minimizes the use of unobservable inputs by requiring that the most observable inputs be used when available. The guidance establishes three levels of inputs that may be used to measure fair value:

•	Level 1 — quoted prices in active markets for identical investments

•	Level 2 — other significant observable inputs (including, but not limited to, quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

•	Level 3 — significant unobservable inputs (including the Funds’ own assumptions in determining the fair value of investments)

Investments that use Level 2 or Level 3 inputs may include, but are not limited to: (i) an unlisted security related to corporate actions; (ii) a restricted security (e.g., one that may not be publicly sold without registration under the Securities Act of 1933, as amended); (iii) a security whose trading has been suspended or which has been de-listed from its primary trading exchange; (iv) a security that is thinly traded; (v) a security in default or bankruptcy proceedings for which there is no current market quotation; (vi) a security affected by currency controls or restrictions; and (vii) a security affected by a significant event (e.g., an event that occurs after the close of the markets on which the security is traded but before the time as of which the Funds’ net assets are computed and that may materially affect the value of the Funds’ investments). Examples of events that may be “significant events” are government actions, natural disasters, armed conflict, acts of terrorism, and significant market fluctuations.

Fair value pricing could result in a difference between the prices used to calculate a Fund’s net asset value and the prices used by the Fund’s respective Select Sector Index, which, in turn, could result in a difference between the Fund’s performance and the performance of the Fund’s respective Select Sector Index. The inputs or methodology used for valuation are not necessarily an indication of the risk associated with investing in those investments. The type of inputs used to value each security is identified in the Schedule of Investments, which also includes a breakdown of the Funds’ investments by industry. The Funds did not hold any investments valued using Level 2 or Level 3 inputs as of December 31, 2013 and did not have any transfers between levels for the three months ended December 31, 2013.

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Transactions with Affiliated Issuers

The Financial Select Sector SPDR Fund has invested in an affiliated company, State Street Corp. Amounts relating to this investment at December 31, 2013, and for the period then ended are:

Number of							Number of
Shares Held at	Cost at	Value at	Purchased		Sold		Shares Held	Value at	Dividend	Realized
9/30/13	9/30/13	9/30/13	Cost	Shares	Proceeds	Shares	at 12/31/13	12/31/13	Income	Gain/(Loss)

2,672,192	$160,185,240	$175,696,624	$47,105,583	670,594	$37,119,729	534,547	2,808,239	$206,096,660	$714,502	$10,098,213

Each Fund may invest in certain money market funds managed by SSgA Funds Management, Inc. (“SSgA FM” or the “Adviser”), including the State Street Institutional Liquid Reserves Fund — Institutional Class (“Liquid Reserves Fund“), a series of State Street Institutional Investment Trust. The Liquid Reserves Fund is a feeder fund in a master/feeder fund structure that invests substantially all of its assets in the State Street Money Market Portfolio (“Master Portfolio”). The Liquid Reserves Fund does not pay an investment advisory fee to the Adviser, but the Master Portfolio in which it invests pays an investment advisory fee to the Adviser. The Liquid Reserves Fund intends to declare dividends on shares from net investment income daily and pay them as of the last business day of each month. All income distributions earned by a Fund from affiliated money market funds are recorded as dividend income on securities of affiliated issuers. In addition, cash collateral from lending activities is invested in State Street Navigator Securities Lending Prime Portfolio (“Prime Portfolio”), for which SSgA FM serves as the investment adviser.

Amounts related to investments in Prime Portfolio and/or Liquid Reserves Fund at December 31, 2013 and for the period then ended are:

	Value at	Purchased		Sold		Value at
Prime Portfolio	9/30/13	Cost	Shares	Proceeds	Shares	12/31/13	Income

The Consumer Discretionary Select Sector SPDR Fund	$105,808,095	$420,345,299	420,345,299	$416,667,267	416,667,267	$109,486,127	$—
The Consumer Staples Select Sector SPDR Fund	93,554,462	212,124,706	212,124,706	243,232,272	243,232,272	62,446,896	—
The Energy Select Sector SPDR Fund	59,083,134	223,615,786	223,615,786	197,273,858	197,273,858	85,425,062	—
The Financial Select Sector SPDR Fund	80,932,869	148,355,085	148,355,085	169,162,068	169,162,068	60,125,886	—
The Health Care Select Sector SPDR Fund	49,603,849	294,224,247	294,224,247	256,466,141	256,466,141	87,361,955	—
The Industrial Select Sector SPDR Fund	87,482,466	369,966,440	369,966,440	200,320,151	200,320,151	257,128,755	—
The Materials Select Sector SPDR Fund	116,104,121	188,710,994	188,710,994	222,718,478	222,718,478	82,096,637	—
The Technology Select Sector SPDR Fund	248,696,328	454,384,458	454,384,458	556,751,864	556,751,864	146,328,922	—
The Utilities Select Sector SPDR Fund	87,402,649	506,246,317	506,246,317	525,899,788	525,899,788	67,749,178	—

	Value at	Purchased		Sold		Value at
Liquid Reserves Fund	9/30/13	Cost	Shares	Proceeds	Shares	12/31/13	Income

The Consumer Discretionary Select Sector SPDR Fund	$6,107,218	$41,766,300	41,766,300	$43,594,500	43,594,500	$4,279,018	$—
The Consumer Staples Select Sector SPDR Fund	2,226,309	78,583,199	78,583,199	78,721,856	78,721,856	2,087,652	—
The Energy Select Sector SPDR Fund	14,105,892	45,578,798	45,578,798	53,559,950	53,559,950	6,124,740	—
The Financial Select Sector SPDR Fund	23,933,744	151,276,887	151,276,887	157,767,619	157,767,619	17,443,012	—
The Health Care Select Sector SPDR Fund	96,395	67,465,477	67,465,477	60,676,300	60,676,300	6,885,572	—
The Industrial Select Sector SPDR Fund	3,238,997	62,720,974	62,720,974	56,721,261	56,721,261	9,238,710	—
The Materials Select Sector SPDR Fund	63,598	37,489,482	37,489,482	35,223,261	35,223,261	2,329,819	—
The Technology Select Sector SPDR Fund	34,734,738	217,999,727	217,999,727	218,805,250	218,805,250	33,929,215	—
The Utilities Select Sector SPDR Fund	4,759,482	87,689,543	87,689,543	84,653,805	84,653,805	7,795,220	—

THE SELECT SECTOR SPDR TRUST
NOTES TO SCHEDULES OF INVESTMENTS (continued)
December 31, 2013 (Unaudited)

Aggregate Unrealized Appreciation and Depreciation

The identified cost of investments in securities owned by each Fund for federal income tax purposes and the gross unrealized appreciation and depreciation at December 31, 2013 were as follows:

		Gross	Gross	Net Unrealized
	Identified	Unrealized	Unrealized	Appreciation
	Cost	Appreciation	Depreciation	(Depreciation)

The Consumer Discretionary Select Sector SPDR Fund	$6,789,335,110	$935,426,559	$65,390,267	$870,036,292
The Consumer Staples Select Sector SPDR Fund	6,661,344,404	205,124,119	83,291,474	121,832,645
The Energy Select Sector SPDR Fund	8,522,292,111	310,302,884	568,313,486	(258,010,602)
The Financial Select Sector SPDR Fund	15,699,890,033	1,632,759,521	183,331,379	1,449,428,142
The Health Care Select Sector SPDR Fund	7,700,171,353	1,014,340,486	66,450,829	947,889,657
The Industrial Select Sector SPDR Fund	9,130,356,746	992,479,929	55,683,157	936,796,772
The Materials Select Sector SPDR Fund	4,187,721,964	339,261,325	231,158,188	108,103,137
The Technology Select Sector SPDR Fund	11,765,102,317	1,852,357,779	320,149,729	1,532,208,050
The Utilities Select Sector SPDR Fund	5,071,737,294	66,662,820	564,855,652	(498,192,832)

Other information regarding the Funds is available in the Funds’ most recent Report to Shareholders. This information is also available on the Funds’ website at www.sectorspdrs.com as well as on the website of the U.S. Securities and Exchange Commission at www.sec.gov.

Item 2.	Controls and Procedures.
(a) The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940, as amended (the “Investment Company Act”)) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this document.
(b) The registrant’s principal executive officer and principal financial officer are aware of no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act) that occurred during the registrant’s last fiscal quarter that has materially affected, or is reasonably likely to materially affect, the registrant’s internal control over financial reporting.

Item 3.	Exhibits.
The certifications required by Rule 30a-2(a) under the Investment Company Act are attached hereto.

SIGNATURES
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the Registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.
The Select Sector SPDR Trust

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

Date:	February 24, 2014
Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the Registrant and in the capacities and on the dates indicated.

By:	/s/ Ellen M. Needham
Ellen M. Needham
President

By:	/s/ Chad C. Hallett
Chad C. Hallett
Treasurer

Date:	February 24, 2014